Shareholders' Equity - Additional Information (Detail)	1 Months Ended		9 Months Ended
	Aug. 31, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	May 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Class Of Stock [Line Items]
Increase in common stock repurchase program, authorized amount | $			$ 50,000,000		$ 50,000,000	$ 75,000,000
Purchase of treasury shares (in shares) | shares			1,685,562	5,957,459
Common stock repurchased, average price per share			$ 27.17	$ 9.49
Purchase of treasury shares | $			$ 45,789,000	$ 56,779,000
Common stock repurchased program, amount remained available for repurchase | $			$ 77,522,000
Depository shares issued | shares	6,000,000	6,000,000
Depositary shares, interest in corresponding series of preferred stock	0.001	0.001
Preferred stock, liquidation preference per share			$ 25,000
Depositary per share equivalent to liquidation preference per share	$ 25.00	$ 25.00
Proceeds from issuance of depositary shares | $	$ 144,904,000	$ 144,746,000
Redemption description			Each Series of preferred shares may be redeemed at the Company’s option, at any time after approximately five years from original issuance, for cash at a redemption price of $25.00 per depositary share plus an amount equal to all accumulated and unpaid dividends, whether or not declared.
Redemption price per depositary share		$ 25.00
Cumulative unpaid preferred dividends | $			$ 1,427,000
Series A Preferred Shares
Class Of Stock [Line Items]
Depository shares issued | shares			6,000,000
Dividend rate		7.00%	7.00%
Preferred stock, par value Per Share		$ 0.01	$ 0.01
Preferred stock, liquidation preference per share		$ 25,000	25,000
Depositary per share equivalent to liquidation preference per share			$ 25.00
Preferred shares redeemable date		Jun. 15, 2026
Series B Preferred Shares
Class Of Stock [Line Items]
Depository shares issued | shares			6,000,000
Dividend rate	6.25%		6.25%
Preferred stock, par value Per Share	$ 0.01
Preferred stock, liquidation preference per share	$ 25,000
Depositary per share equivalent to liquidation preference per share			$ 25.00
Preferred shares redeemable date	Dec. 15, 2026
Maximum
Class Of Stock [Line Items]
Common stock repurchased program, authorized amount | $							$ 25,000,000